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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RMR Advisors, Inc.
                 --------------------------------
   Address:      Two Newton Place
                 --------------------------------
                 255 Washington Street, Suite 300
                 --------------------------------
                 Newton, MA 02458
                 -------------------------------

Form 13F File Number: 28-10878
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adam D. Portnoy
         -------------------------------
Title:   President
         -------------------------------
Phone:   617-332-9530
         -------------------------------

Signature, Place, and Date of Signing:

          /s/Adam D. Portnoy             Newton, MA       January 25, 2013
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                  102
                                        --------------------

Form 13F Information Table Value Total:             $135,171
                                        --------------------
                                            (thousands)

List of Other Included Managers: None

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                           FORM 13F INFORMATION TABLE

                                                             VALUE     AMOUNT AND TYPE   INVESTMENT   OTHER
NAME OF ISSUER                  TITLE OF CLASS    CUSIP   (X $1,000)     OF SECURITY     DISCRETION MANAGERS    VOTING AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                     SHRS OR        PUT/
                                                                     PRN AMT SH/PRN CALL                       SOLE  SHARED  NONE
                                                                     ------- ------ ----                     ------- ------ ------
ALEXANDRIA REAL ESTATE EQUIT         COM        015271109      2,010  29,000   SH           SOLE              29,000   -
AMERICAN CAMPUS COMMUNITIES          COM        024835100      1,195  25,900   SH           SOLE              25,900   -
ANNALY CAPITAL MANAGEMENT IN         COM        035710409        772  55,000   SH           SOLE              55,000   -
APARTMENT INVT + MGMT CO  A         CL A        03748R101        778  28,745   SH           SOLE              28,745   -
ASHFORD HOSPITALITY TRUST          COM SHS      044103109        578  55,000   SH           SOLE              55,000   -
ASHFORD HOSPITALITY TRUST      9% CUM PFD SER E 044103505      1,206  45,000   SH           SOLE              45,000   -
ASSOCIATED ESTATES REALTY CP         COM        045604105      3,105 192,628   SH           SOLE             192,628   -
AVALONBAY COMMUNITIES INC            COM        053484101      3,468  25,575   SH           SOLE              25,575   -
BEAZER HOMES USA INC               COM NEW      07556Q881        118   7,000   SH           SOLE               7,000   -
BIOMED REALTY TRUST INC              COM        09063H107        967  50,000   SH           SOLE              50,000   -
BLACKROCK CREDIT ALL INC TR          COM        092508100        267  19,451   SH           SOLE              19,451   -
BOSTON PROPERTIES INC                COM        101121101      2,169  20,500   SH           SOLE              20,500   -
BRANDYWINE REALTY TRUST        SH BEN INT NEW   105368203      1,771 145,300   SH           SOLE             145,300   -
BRE PROPERTIES INC                  CL A        05564E106      1,261  24,800   SH           SOLE              24,800   -
CAPLEASE INC                         COM        140288101        833 149,498   SH           SOLE             149,498   -
CBL + ASSOCIATES PROPERTIES          COM        124830100      1,782  84,000   SH           SOLE              84,000   -
CEDAR REALTY TRUST INC             COM New      150602209        611 115,810   SH           SOLE             115,810   -
CHATHAM LODGING TRUST                COM        16208T102        473  30,749   SH           SOLE              30,749   -
CHESAPEAKE LODGING TRUST         SH BEN INT     165240102      1,478  70,800   SH           SOLE              70,800   -
COHEN + STEERS INFRASTRUCTURE        COM        19248A109        568  30,278   SH           SOLE              30,278   -
COHEN + STEERS QUALITY RLTY          COM        19247L106      1,019 100,297   SH           SOLE             100,297   -
COLONIAL PROPERTIES TRUST       COM SH BEN INT  195872106      1,235  57,800   SH           SOLE              57,800   -
CORPORATE OFFICE PROPERTIES      SH BEN INT     22002T108      1,137  45,500   SH           SOLE              45,500   -
CUBESMART                            COM        229663109        364  15,000   SH           SOLE              15,000   -
DCT INDUSTRIAL TRUST INC             COM        233153105        970 149,500   SH           SOLE             149,500   -
DDR CORP                             COM        23317H102        736  47,000   SH           SOLE              47,000   -
DIAMONDROCK HOSPITALITY CO           COM        252784301        500  55,603   SH           SOLE              55,603   -
DIGITAL REALTY TRUST INC             COM        253868103      1,765  26,000   SH           SOLE              26,000   -
DOUGLAS EMMETT INC                   COM        25960P109        916  39,322   SH           SOLE              39,322   -
DUKE REALTY CORP                   COM New      264411505        639  46,100   SH           SOLE              46,100   -
DUPONT FABROS TECHNOLOGY             COM        26613Q106        387  16,000   SH           SOLE              16,000   -
EASTGROUP PROPERTIES INC             COM        277276101        716  13,300   SH           SOLE              13,300   -
EATON VANCE ENHANCED EQUITY IN       COM        278277108        369  35,388   SH           SOLE              35,388   -
EDUCATION REALTY TRUST INC           COM        28140H104        178  16,737   SH           SOLE              16,737   -
EPR PROPERTIES                  COM SH BEN INT  26884U109      3,857  83,650   SH           SOLE              83,650   -
EQUITY ONE INC                       COM        294752100        830  39,500   SH           SOLE              39,500   -
EQUITY RESIDENTIAL               SH BEN INT     29476L107      4,760  84,000   SH           SOLE              84,000   -
ESSEX PROPERTY TRUST INC             COM        297178105      1,540  10,500   SH           SOLE              10,500   -
EXCEL TRUST INC                      COM        30068C109      1,439 113,568   SH           SOLE             113,568   -
EXTRA SPACE STORAGE INC              COM        30225T102        182   5,000   SH           SOLE               5,000   -
FELCOR LODGING TRUST INC             COM        31430F101         47  10,000   SH           SOLE              10,000   -
FELCOR LODGING TRUST INC        PFD CV A $1.95  31430F200      1,771  73,000   SH           SOLE              73,000   -
FIRST POTOMAC REALTY TRUST           COM        33610F109        185  15,000   SH           SOLE              15,000   -
FRANKLIN STREET PROPERTIES C         COM        35471R106        513  41,695   SH           SOLE              41,695   -
GETTY REALTY CORP                    COM        374297109        397  22,000   SH           SOLE              22,000   -
GLADSTONE COMMERCIAL CORP            COM        376536108        188  10,477   SH           SOLE              10,477   -
GLIMCHER REALTY TRUST            SH BEN INT     379302102      2,237 201,700   SH           SOLE             201,700   -
HCP INC                              COM        40414L109      5,265 116,530   SH           SOLE             116,530   -
HEALTH CARE REIT INC                 COM        42217K106      1,790  29,200   SH           SOLE              29,200   -
HEALTHCARE REALTY TRUST INC          COM        421946104        315  13,100   SH           SOLE              13,100   -
HERSHA HOSPITALITY TRUST        SH BEN INT A    427825104      1,703 340,583   SH           SOLE             340,583   -
HIGHWOODS PROPERTIES INC             COM        431284108      1,736  51,900   SH           SOLE              51,900   -
HOME PROPERTIES INC                  COM        437306103        490   8,000   SH           SOLE               8,000   -
HOST HOTELS + RESORTS INC            COM        44107P104        376  24,000   SH           SOLE              24,000   -
HYATT HOTELS CORP   CL A          COM CL A      448579102        482  12,500   SH           SOLE              12,500   -
INLAND REAL ESTATE CORP            COM New      457461200      1,142 136,300   SH           SOLE             136,300   -
INVESTORS REAL ESTATE TRUST      SH BEN INT     461730103        224  25,700   SH           SOLE              25,700   -
KILROY REALTY CORP                   COM        49427F108      1,355  28,600   SH           SOLE              28,600   -
KIMCO REALTY CORP                    COM        49446R109      2,125 110,000   SH           SOLE             110,000   -
KITE REALTY GROUP TRUST              COM        49803T102        869 155,503   SH           SOLE             155,503   -
LAS VEGAS SANDS CORP                 COM        517834107        415   9,000   SH           SOLE               9,000   -
LASALLE HOTEL PROPERTIES       COM SH BEN INT   517942108        254  10,000   SH           SOLE              10,000   -
LEXINGTON REALTY TRUST               COM        529043101      2,550 244,058   SH           SOLE             244,058   -
LIBERTY PROPERTY TRUST           SH BEN INT     531172104      2,494  69,737   SH           SOLE              69,737   -
LTC PROPERTIES INC                   COM        502175102      1,710  48,600   SH           SOLE              48,600   -
MACERICH CO/THE                      COM        554382101      1,660  28,470   SH           SOLE              28,470   -
MACK CALI REALTY CORP                COM        554489104      1,515  58,030   SH           SOLE              58,030   -
MEDICAL PROPERTIES TRUST INC         COM        58463J304      3,819 319,320   SH           SOLE             319,320   -
MID AMERICA APARTMENT COMM           COM        59522J103      1,166  18,000   SH           SOLE              18,000   -
MPG OFFICE TRUST INC                 COM        553274101         74  24,000   SH           SOLE              24,000   -
NATIONAL RETAIL PROPERTIES           COM        637417106      4,193 134,400   SH           SOLE             134,400   -
NATL HEALTH INVESTORS INC            COM        63633D104      2,711  47,958   SH           SOLE              47,958   -
NUVEEN REAL ESTATE INCOME FUND       COM        67071B108         39   3,700   SH           SOLE               3,700   -
OMEGA HEALTHCARE INVESTORS           COM        681936100        370  15,498   SH           SOLE              15,498   -
ONE LIBERTY PROPERTIES INC           COM        682406103        907  44,712   SH           SOLE              44,712   -
PARKWAY PROPERTIES INC               COM        70159Q104        175  12,500   SH           SOLE              12,500   -
PEBBLEBROOK HOTEL TRUST              COM        70509V100        996  43,100   SH           SOLE              43,100   -
PENN REAL ESTATE INVEST TST      SH BEN INT     709102107      1,272  72,118   SH           SOLE              72,118   -
POST PROPERTIES INC                  COM        737464107        729  14,600   SH           SOLE              14,600   -
PROLOGIS INC                         COM        74340W103      1,572  43,088   SH           SOLE              43,088   -
PUBLIC STORAGE                       COM        74460D109      2,595  17,900   SH           SOLE              17,900   -
RAMCO GERSHENSON PROPERTIES TR COM SH BEN INT   751452202      1,825 137,128   SH           SOLE             137,128   -
REALTY INCOME CORP                   COM        756109104        961  23,900   SH           SOLE              23,900   -
REGENCY CENTERS CORP                 COM        758849103        712  15,100   SH           SOLE              15,100   -
RETAIL OPPORTUNITY INVESTMEN         COM        76131N101        136  10,600   SH           SOLE              10,600   -
RLJ LODGING TRUST                    COM        74965L101        763  39,400   SH           SOLE              39,400   -
SABRA HEALTH CARE REIT INC           COM        78573L106      1,119  51,500   SH           SOLE              51,500   -
SIMON PROPERTY GROUP INC             COM        828806109      4,779  30,227   SH           SOLE              30,227   -
SL GREEN REALTY CORP                 COM        78440X101      1,755  22,900   SH           SOLE              22,900   -
ST JOE CO/THE                        COM        790148100        115   5,000   SH           SOLE               5,000   -
STAG INDUSTRIAL INC                  COM        85254J102      1,253  69,709   SH           SOLE              69,709   -
SUMMIT HOTEL PROPERTIES INC          COM        866082100        348  36,600   SH           SOLE              36,600   -
SUN COMMUNITIES INC                  COM        866674104      1,869  46,856   SH           SOLE              46,856   -
SUNSTONE HOTEL INVESTORS       CV 8% CUM PFD-D  867892507      2,774 108,739   SH           SOLE             108,739   -
SUNSTONE HOTEL INVESTORS INC         COM        867892101        161  15,000   SH           SOLE              15,000   -
SUPERTEL HOSPITALITY INC             COM        868526104         86  84,642   SH           SOLE              84,642   -
UDR INC                              COM        902653104        928  39,000   SH           SOLE              39,000   -
UMH PROPERTIES INC              CV RED PFD A    903002202        971  37,500   SH           SOLE              37,500   -
URSTADT BIDDLE   CLASS A            CL A        917286205        823  41,800   SH           SOLE              41,800   -
VENTAS INC                           COM        92276F100      5,592  86,397   SH           SOLE              86,397   -
VORNADO REALTY TRUST              SH BEN INT    929042109      3,150  39,335   SH           SOLE              39,335   -
WEINGARTEN REALTY INVESTORS       SH BEN INT    948741103      1,676  62,600   SH           SOLE              62,600   -